INTANGIBLE ASSETS AND GOODWILL - Overview of methods and key assumptions used to determine recoverable amounts for CGUs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,905	$ 3,905	$ 3,905
Operating segments | Wireless
Disclosure of information for cash-generating units [line items]
Goodwill	1,160	1,160
Carrying value of indefinite-life intangible assets	$ 6,734
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	0.50%
Pre-tax discount rates (%)	8.40%
Operating segments | Cable
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,808	1,808
Carrying value of indefinite-life intangible assets	$ 0
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	1.50%
Pre-tax discount rates (%)	7.80%
Operating segments | Media
Disclosure of information for cash-generating units [line items]
Goodwill	$ 937	$ 937
Carrying value of indefinite-life intangible assets	$ 236
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	11.30%